Stock Options	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

Note 17. Stock Options

The Company has a directors’ stock compensation plan and had an employees’ long-term incentive plan. Under the directors’ plan, the Company may grant options for up to 210,000 shares of common stock. The price of each option is equal to the market price determined as of the option grant date. Options granted are exercisable after six months and expire after 10 years. The employee plan expired on April 13, 2009 and no options have been granted since this date. The options previously granted under the employee plan expire 10 years from the grant date. The exercise price is equal to the market price of the Company’s stock on the date of grant.

The fair value of each option granted is estimated on the date of the grant using the Black-Sholes option-pricing model. No options were granted in 2016 or 2015, therefore no calculations were required in 2016 or 2015 to determine fair values.

The Company has adopted the 2013 Incentive Compensation Plan (the “2013 Plan”), which the Company has used for all equity grants after the adoption and approval of the 2013 Plan.

During 2016, the Company’s directors received restricted stock grants totaling 7,500 shares of common stock at a then market value of $21.51 per share and in 2015 received 7,500 shares of common stock at a then market value of $18.86 per share. These grants vest over a one-year period during which time the recipients have rights to vote the shares and to receive dividends. The grant date fair value of these shares granted in 2016 was $161,325 and will be recognized over the one-year restriction period at a cost of $13,444 per month less deferred taxes of $4,397 per month. The grant date fair value of the shares granted in 2015 was $141,450 and was recognized over the one-year restriction period at a cost of $11,788 per month less deferred taxes of $5,016 per month.

During 2015, 7,500 shares of restricted stock was granted to the Chief Executive Officer (CEO) that would vest according to a stock performance schedule over the next five years. The stock performance for the Company met the goal for the first year and the CEO became vested in 20%, or 1,500 shares of the restricted stock at an expense of $31,725.

During 2016 and 2015, the Company recorded expense of $186,425 and $117,300 and recorded deferred taxes in the amounts of $57,700 and $44,250, respectively, related to all of the restricted shares.

At December 31, 2016, there were 13,500 shares non-vested with $53,775 in unrecognized stock-based compensation expense related to the 2013 Plan.

Following is a summary of the status of the stock options remaining under the plans for the years ending December 31, 2016, 2015 and 2014:

	Directors’ Plan		Employees’ Plan
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2014	103,500	$20.97	82,000	$20.90
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(7,500)	16.40	(35,500)	21.95

Outstanding at December 31, 2014	96,000	$21.30	46,500	$22.06

Granted	—	—	—	—
Exercised	—	—	(1,500)	18.00
Expired	(9,000)	20.00	(22,000)	21.95

Outstanding at December 31, 2015	87,000	$21.35	23,000	$23.46

Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(9,000)	23.70	(23,000)	23.46

Outstanding at December 31, 2016	78,000	$21.08	—	$—

Options exercisable at:
December 31, 2016	78,000	$21.08	—	$—

Weighted average fair value of Options granted during years ended
December 31, 2014		$—		$—
December 31, 2015		$—		$—
December 31, 2016		$—		$—

The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

	Options	Weighted	Weighted Average
Range of Exercise Prices	Outstanding	Average Price	Life Remaining
$15.01 to $20.00	25,500	18.40	3 years, 5 months
$20.01 to $22.50	39,000	21.23	2 years, 1 month
$22.51 and above	13,500	25.72	3 years, 4 months

Total	78,000	$21.08	2 years, 9 months

The intrinsic value of options granted under the Directors’ Plan at December 31, 2016 was $372,060 and the intrinsic value of the Employees’ Plan at December 31, 2016 was $0 for a total intrinsic value at December 31, 2016 of $372,060. Additionally, the total intrinsic value of options exercised during 2016 and 2015 was $0 and $1,950, respectively.

There were no options granted during 2016 under the 2013 Plan.